COMMITIMENTS AND CONTINGENCIES	24 Months Ended
Dec. 31, 2014
COMMITIMENTS AND CONTINGENCIES [Text Block]
11.	COMMITMENT AND CONTINGENCIES

The Company leases certain automobiles under operating leases. The future minimum lease payments under these operating leases are as follows as follows:

Years ending December 31,	Amount
2015	$4,150
Total	$4,150

The Company is subject to various legal proceedings from time to time as part of its business. As of December 31, 2013, the Company was not currently party to any legal proceedings or threatened legal proceedings, the adverse outcome of which, individually or in the aggregate, it believes would have a material adverse effect on its business, financial condition and results of operations.